HSBC RADIANTESG U.S. SMALLER COMPANIES PORTFOLIO
(Formerly HSBC Opportunity Portfolio)

Schedule of Portfolio Investments—as of July 31, 2022 (Unaudited)

Common Stocks — 98.3%
	Shares	Value ($)
Banks — 0.6%
HarborOne Bancorp, Inc.	6,570	95,265
Old Second Bancorp, Inc.	6,470	90,904
		186,169
Biotechnology — 5.7%
Alkermes PLC(a)	4,960	126,976
Denali Therapeutics, Inc.(a)	16,420	558,608
Halozyme Therapeutics, Inc.(a)	12,830	627,387
Ironwood Pharmaceuticals, Inc.(a)	3,460	39,617
Vericel Corp.(a)	9,200	299,368
		1,651,956
Building Products — 5.7%
Allegion PLC	6,050	639,485
Armstrong World Industries, Inc.	2,470	220,694
Carlisle Cos., Inc.	2,710	802,431
		1,662,610
Capital Markets — 1.1%
Cboe Global Markets, Inc.	1,500	185,070
StoneX Group, Inc.(a)	1,670	145,507
		330,577
Chemicals — 0.7%
Orion Engineered Carbons SA	12,100	209,209
Commercial Services & Supplies — 2.5%
IAA, Inc.(a)	16,010	604,057
Pitney Bowes, Inc.	39,800	130,146
		734,203
Communications Equipment — 3.1%
Extreme Networks, Inc.(a)	24,130	315,620
Harmonic, Inc.(a)	19,600	214,032
Lumentum Holdings, Inc.(a)	4,310	389,883
		919,535
Construction & Engineering — 2.6%
Sterling Infrastructure, Inc.(a)	6,030	155,032
WillScot Mobile Mini Holdings Corp.(a)	15,330	591,891
		746,923
Diversified Consumer Services — 1.7%
Coursera, Inc.(a)	19,860	275,855
H&R Block, Inc.	5,790	231,369
		507,224
Diversified Telecommunication Services — 3.2%
Cogent Communications Holdings, Inc.	4,220	269,278
Iridium Communications, Inc.(a)	15,110	675,568
		944,846
Electrical Equipment — 2.2%
Atkore, Inc.(a)	6,510	646,248
Electronic Equipment, Instruments & Components — 5.6%
Advanced Energy Industries, Inc.	6,160	551,258
Jabil, Inc.	11,040	655,114
Vontier Corp.	16,400	423,120
		1,629,492
Equity Real Estate Investment Trusts (REITs) — 3.9%
Iron Mountain, Inc.	6,730	326,338
Ryman Hospitality Properties, Inc.(a)	3,630	321,400
Tanger Factory Outlet Centers, Inc.	18,180	295,789
Uniti Group, Inc.	18,990	189,330
		1,132,857
Health Care Equipment & Supplies — 8.8%
iRhythm Technologies, Inc.(a)	3,360	519,557
Lantheus Holdings, Inc.(a)	3,180	243,970
Novocure, Ltd.(a)	8,430	573,156
NuVasive, Inc.(a)	7,730	405,979
STAAR Surgical Co.(a)	7,550	609,285
TransMedics Group, Inc.(a)	5,650	228,147
		2,580,094
Health Care Providers & Services — 6.5%
AMN Healthcare Services, Inc.(a)	3,840	431,770
Cross Country Healthcare, Inc.(a)	4,820	127,055
Hanger, Inc.(a)	9,600	178,272
Option Care Health, Inc.(a)	19,570	657,552
Owens & Minor, Inc.	5,850	207,148
The Ensign Group, Inc.	3,790	302,025
		1,903,822
Hotels, Restaurants & Leisure — 1.4%
Travel + Leisure Co.	9,260	399,199
Interactive Media & Services — 0.4%
Cars.com, Inc.(a)	9,680	113,837
IT Services — 1.8%
EVERTEC, Inc.	3,610	140,754
Verra Mobility Corp.(a)	24,000	395,760
		536,514
Life Sciences Tools & Services — 2.2%
Bruker Corp.	9,530	653,281
Metals & Mining — 0.7%
Constellium SE(a)	13,080	191,360
Pharmaceuticals — 1.6%
Organon & Co.	14,320	454,230
Professional Services — 6.1%
Insperity, Inc.	4,500	493,830
Kforce, Inc.	3,810	250,888
Robert Half International, Inc.	7,940	628,372
TriNet Group, Inc.(a)	5,100	420,750
		1,793,840
Semiconductors & Semiconductor Equipment — 5.4%
Axcelis Technologies, Inc.(a)	5,650	397,365
Kulicke & Soffa Industries, Inc.	8,760	421,531
Lattice Semiconductor Corp.(a)	12,130	745,995
		1,564,891
Software — 15.0%
A10 Networks, Inc.	11,300	168,483
Agilysys, Inc.(a)	4,060	196,098
Box, Inc., Class A(a)	20,670	587,855
CommVault Systems, Inc.(a)	6,110	342,710
Dropbox, Inc., Class A(a)	27,340	621,712
Fair Isaac Corp.(a)	1,300	600,639
Five9, Inc.(a)	6,380	689,805
Paylocity Holding Corp.(a)	3,230	665,154
Rapid7, Inc.(a)	8,120	519,436
		4,391,892
Specialty Retail — 5.0%
Five Below, Inc.(a)	4,980	632,809
Williams-Sonoma, Inc.	5,010	723,544

HSBC FAMILY OF FUNDS       1

HSBC RADIANTESG U.S. SMALLER COMPANIES PORTFOLIO
(Formerly HSBC Opportunity Portfolio)

Schedule of Portfolio Investments—as of July 31, 2022 (Unaudited)

Common Stocks, continued
	Shares	Value ($)
Specialty Retail, continued
Winmark Corp.	460	102,189
		1,458,542
Technology Hardware, Storage & Peripherals — 2.3%
Pure Storage, Inc., Class A(a)	23,170	656,870
Thrifts & Mortgage Finance — 0.4%
Federal Agricultural Mortgage Corp., Class C	1,090	120,216
Trading Companies & Distributors — 2.1%
Triton International, Ltd.	4,480	287,078
Veritiv Corp.(a)	2,570	318,732
		605,810
TOTAL COMMON STOCKS (COST $26,150,389)		28,726,247
Investment Company — 1.5%
Northern Institutional Government Select Portfolio, Institutional Shares, 1.50%(b)	439,914	439,914
TOTAL INVESTMENT COMPANY (Cost $439,914)		439,914
TOTAL INVESTMENTS IN SECURITIES (Cost $26,590,303) — 99.8%		29,166,161
Other Assets (Liabilities) - 0.2%		61,604
NET ASSETS - 100%		$29,227,765

____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized 7-day yield that was in effect on July 31, 2022.

2     HSBC FAMILY OF FUNDS

HSBC RADIANTESG U.S. SMALLER COMPANIES FUND
(Formerly HSBC Opportunity Fund)

Schedule of Portfolio Investments—as of July 31, 2022 (Unaudited)

Affiliated Portfolio — 99.6%
Value ($)
HSBC RadiantESG U.S. Smaller Companies Portfolio	9,449,650
TOTAL AFFILIATED PORTFOLIO (COST $8,762,173)	9,449,650
TOTAL INVESTMENTS IN SECURITIES - 99.6% (COST $8,762,173)	9,449,650
Other Assets (Liabilities) - 0.4%	39,625
NET ASSETS - 100%	$9,489,275

HSBC FAMILY OF FUNDS       1

HSBC RADIANTESG U.S. SMALLER COMPANIES FUND (CLASS I)
(Formerly HSBC Opportunity Fund (Class I))

Schedule of Portfolio Investments—as of July 31, 2022 (Unaudited)

Affiliated Portfolio — 99.7%
Value ($)
HSBC RadiantESG U.S. Smaller Companies Portfolio	19,778,115
TOTAL AFFILIATED PORTFOLIO (COST $18,318,434)	19,778,115
TOTAL INVESTMENTS IN SECURITIES - 99.7% (COST $18,318,434)	19,778,115
Other Assets (Liabilities) - 0.3%	62,269
NET ASSETS - 100%	$19,840,384

HSBC FAMILY OF FUNDS       1